Note 10 - Retirement Plans - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Plan Assets, Amount		$ 288,949	[1]	$ 294,342	[1]	$ 327,867
Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount	[1]	26,371		25,045
Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	17,730		12,639
Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	4,509		24,766
Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	231,904		219,767
Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1],[2]	3,388		2,799
Other Investments [Member]
Plan Assets, Amount	[1]	5,047		9,326
Fair Value, Inputs, Level 1 [Member]
Plan Assets, Amount		26,371		25,045
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		26,371		25,045
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	0		0
Fair Value, Inputs, Level 1 [Member] | Other Investments [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 2 and Level 3 [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	0		0
Fair Value, Inputs, Level 2 and Level 3 [Member] | Other Investments [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Plan Assets, Amount		26,371		25,045
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		26,371		25,045
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0		0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	0		0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Other Investments [Member]
Plan Assets, Amount		0		0
Fair Value Measured at Net Asset Value Per Share [Member]
Plan Assets, Amount		262,578		269,297
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		0		0
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		17,730		12,639
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		4,509		24,766
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		231,904		219,767
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	3,388		2,799
Fair Value Measured at Net Asset Value Per Share [Member] | Other Investments [Member]
Plan Assets, Amount		$ 5,047		$ 9,326

[1]	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in our benefit obligations and funded status table.
[2]	The cash/short term investments consist of a money market fund that holds individual, high quality, short duration fixed income investments, however the fund does not trade on public markets. The Company elected to consistently apply the practical expedient to all investments within common/collective trusts, and therefore, the fair value of this fund is measured at net asset value per share.